American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
April 30, 2021

One Choice Blend+ 2025 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 39.8%
Avantis Core Fixed Income Fund G Class	13,525	134,030
Avantis Short-Term Fixed Income Fund G Class	1,172	11,700
Inflation-Adjusted Bond Fund G Class	1,808	22,939
NT High Income Fund G Class	2,775	27,750
Short Duration Inflation Protection Bond Fund G Class	1,864	20,544
		216,963
Domestic Equity Funds — 34.1%
American Century Low Volatility ETF	396	17,077
Avantis U.S. Equity Fund G Class	4,211	59,120
Avantis U.S. Small Cap Value Fund G Class	385	5,739
Focused Dynamic Growth Fund G Class	647	38,703
NT Focused Large Cap Value Fund G Class	3,283	42,742
NT Heritage Fund G Class	375	6,164
NT Mid Cap Value Fund G Class	698	10,442
Small Cap Growth Fund G Class	204	5,761
		185,748
International Equity Funds — 13.5%
Avantis Emerging Markets Equity Fund G Class	295	3,927
Avantis International Equity Fund G Class	2,195	26,295
Focused International Growth Fund G Class	715	14,500
Non-U.S. Intrinsic Value Fund G Class	1,562	15,976
NT Emerging Markets Fund G Class	245	3,740
NT Global Real Estate Fund G Class	580	7,076
NT International Small-Mid Cap Fund G Class	148	2,186
		73,700
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	1,086	11,524
Global Bond Fund G Class	5,446	56,961
		68,485
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $536,745)		544,896
OTHER ASSETS AND LIABILITIES†		(17)
TOTAL NET ASSETS — 100.0%		$544,879

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in a combination of underlying funds advised by American Century Investments. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period March 10, 2021 (fund inception) through April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	—	$136	$3	$1	$134	14	—	—
Avantis Short-Term Fixed Income Fund	—	12	—	—	12	1	—	—
Inflation-Adjusted Bond Fund	—	23	—	—	23	2	—	—
NT High Income Fund	—	29	1	—	28	3	—	—
Short Duration Inflation Protection Bond Fund	—	21	1	—	20	2	—	—
American Century Low Volatility ETF	—	17	1	1	17	—	—	—
Avantis U.S. Equity Fund	—	59	2	2	59	4	—	—
Avantis U.S. Small Cap Value Fund	—	6	—	—	6	—	—	—
Focused Dynamic Growth Fund	—	38	1	2	39	1	—	—
NT Focused Large Cap Value Fund(3)	—	43	1	1	43	3	—	—
NT Heritage Fund	—	6	—	—	6	—	—	—
NT Mid Cap Value Fund	—	10	—	—	10	1	—	—
Small Cap Growth Fund	—	6	—	—	6	—	—	—
Avantis Emerging Markets Equity Fund	—	4	—	—	4	—	—	—
Avantis International Equity Fund	—	27	1	—	26	2	—	—
Focused International Growth Fund	—	14	—	1	15	1	—	—
Non-U.S. Intrinsic Value Fund	—	16	—	—	16	2	—	—
NT Emerging Markets Fund	—	4	—	—	4	—	—	—
NT Global Real Estate Fund	—	7	—	—	7	1	—	—
NT International Small-Mid Cap Fund	—	2	—	—	2	—	—	—
Emerging Markets Debt Fund	—	11	—	—	11	1	—	—
Global Bond Fund	—	58	1	—	57	6	—	—
	—	$549	$12	$8	$545	44	—	—
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.